ACQUISITIONS (Details)	12 Months Ended									0 Months Ended				0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended				0 Months Ended				0 Months Ended	1 Months Ended		0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 Ordinary shares	Dec. 31, 2012 Tansun USD ($)	Dec. 31, 2011 Tansun USD ($)	Dec. 31, 2010 Tansun USD ($)	Dec. 30, 2009 Tansun USD ($)	Dec. 30, 2009 Tansun CNY	Dec. 30, 2009 Tansun Contract backlogs USD ($)	Dec. 30, 2009 Tansun Customer relationships USD ($)	Dec. 30, 2009 Tansun Completed technology USD ($)	Dec. 30, 2009 Tansun Trade name USD ($)	Dec. 30, 2009 Tansun Ordinary shares USD ($)	Dec. 31, 2009 Tansun Ordinary shares USD ($)	Jan. 02, 2011 Dimension USD ($)	Dec. 31, 2012 Dimension USD ($)	Dec. 31, 2011 Dimension USD ($)	Dec. 31, 2012 Dimension CNY	Jan. 31, 2011 Dimension USD ($)	Jan. 02, 2011 Dimension Contract backlogs USD ($)	Jan. 02, 2011 Dimension Customer relationships USD ($)	Jan. 02, 2011 Dimension Non-compete agreement USD ($)	Jan. 02, 2011 Dimension Trade name USD ($)	Jan. 02, 2011 Dimension Ordinary shares USD ($)	Jan. 31, 2011 Dimension Ordinary shares USD ($)	Jan. 21, 2012 Consulting Business USD ($)	Jan. 21, 2012 Consulting Business Non-compete agreement USD ($)	Jan. 21, 2012 Consulting Business Trademark USD ($)
ACQUISITIONS
Percentage of equity interest acquired								100.00%	100.00%							100.00%				100.00%
Initial cash consideration								$ 8,790,000								$ 4,000,000				$ 4,000,000
Initial consideration in ordinary shares				7,932,000										3,932,000	3,932,000										1,152,352	1,152,352
Fair value of shares (in dollars per share)														$ 1.47	$ 1.47
Fair value of ordinary shares, as of acquisition date, included in initial consideration																									5,341,000	5,340,000
Percentage of shares restricted from transfer or sale within one year from the acquisition date																30.00%
Term during which 30% of shares are restricted from transfer or sale from the acquisition date																1 year
Percentage of shares restricted from transfer or sale within two years from the acquisition date																70.00%
Term during which 70% of shares are restricted from transfer or sale from the acquisition date																2 years
Performance-based consideration payable in cash- high end								5,860,000	40,000,000
Fair value of performance-based consideration								3,969,000								5,155,000
Purchase consideration								18,519,000								14,496,000				14,500,000							3,500,000
Cash paid to acquire business							8,790,000											4,000,000
Performance-based contingent consideration moved to consideration payable based on the earnings						3,162,000	3,030,000										2,992,000	3,147,000	18,600,000
Changes in fair value of contingent consideration for business acquisitions	(170,000)	(1,669,000)	(3,880,000)			855,000	1,368,000										170,000	814,000
Allocation of purchase consideration
Cash								1,835,000								1,506,000
Term deposits																303,000
Accounts receivable								3,539,000								3,593,000
Other current assets								705,000
Prepaid expenses and other receivable																1,021,000
Property and equipment, net								1,088,000								146,000
Intangible assets													3,024,000											2,197,000
Intangible assets										584,000	2,580,000	3,602,000									641,000	727,000	782,000					1,295,000	647,000
Bank borrowings								(1,428,000)
Other current liabilities								(3,978,000)
Bank borrowings, less current portion								(374,000)
Accounts payable																(1,091,000)
Deferred revenue																(129,000)
Income taxes payable																(79,000)
Accrued expenses and other payables																(982,000)
Deferred tax liabilities								(1,379,000)								(652,000)
Goodwill								8,721,000								6,513,000											1,558,000
Total								18,519,000								14,496,000											3,500,000
Weighted average useful lives										3 years 6 months	4 years	5 years									1 year	5 years	3 years					5 years	5 years
Net revenue included in financial statements since the date of acquisition																		11,055,000
Net income included in financial statements since the date of acquisition																		$ 904,000